Earnings Per Share (Details)		3 Months Ended				6 Months Ended					12 Months Ended
		Jun. 30, 2025 $ / shares shares	Jun. 28, 2025 $ / shares shares	Jun. 30, 2024 shares	Jun. 29, 2024 shares	Jun. 30, 2025 $ / shares shares		Jun. 28, 2025 $ / shares shares	Jun. 30, 2024 shares	Jun. 29, 2024 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares	Dec. 28, 2024 $ / shares	Dec. 16, 2024 $ / shares	Oct. 09, 2024	Sep. 25, 2024 $ / shares	Dec. 30, 2023 $ / shares
Earnings Per Share [Line Items]
Antidilutive securities											228,522	100,413
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.01			$ 0.0001		$ 0.01			$ 0.0001	$ 0.0001		$ 0.01	$ 0.0001
Predecessor
Earnings Per Share [Line Items]
Antidilutive securities				187,335
NV5 Global, Inc. [Member]
Earnings Per Share [Line Items]
Antidilutive securities			524,117		37,419			366,452		23,334	1,485	77,160	103,918
Common stock, par value (in Dollars per share) | $ / shares														$ 0.01			$ 0.01	$ 0.01
Common Stock [Member] | NV5 Global, Inc. [Member]
Earnings Per Share [Line Items]
Number of additional shares received per holder																3
Share Options [Member]
Earnings Per Share [Line Items]
Antidilutive securities											125,000
Warrants [Member]
Earnings Per Share [Line Items]
Antidilutive securities						106,451	[1]				18,264,876
Unvested RSUs [Member]
Earnings Per Share [Line Items]
Antidilutive securities											1,605,000
Restricted stock [Member]
Earnings Per Share [Line Items]
Antidilutive securities								2,949,231
Restricted stock [Member] | NV5 Global, Inc. [Member]
Earnings Per Share [Line Items]
Antidilutive securities										2,931,424	3,023,665	2,757,440	2,970,686
Stock Option
Earnings Per Share [Line Items]
Antidilutive securities	[1]					2,914
Stock Option | Predecessor
Earnings Per Share [Line Items]
Antidilutive securities									185,327

[1]	For the three months ended June 30, 2025, the stock options and warrants were out of the money.